Note 10 - Income Taxes - Domestic and Foreign Loss Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Domestic	$ (17,855)	$ (24,803)	$ (15,860)
Foreign	(2,874)	(5,161)	(12,666)
Total	$ (20,729)	$ (29,964)	$ (28,526)